                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: March 31, 2003
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:    Hamilton Investment Management LLC
          ---------------------------------------------
 Address: 415 Madison Ave
          ---------------------------------------------
          New York, NY 10017
          ---------------------------------------------

 Form 13F File Number:    028-10423
                          ---------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    James Wohlmacher
          -----------------------------------------------------------
 Title:   Chief Operating Officer, Hamilton Investment Management LLC
          -----------------------------------------------------------
 Phone:   (212) 527-8448
          -----------------------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ James Wohlmacher      New York, NY                  5-15-03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]


     Form 13F File Number        Name

     28-
        -----------------        --------------------------
     [Repeat as necessary.]


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      None
                                         -------------------
Form 13F Information Table Entry Total:                   91
                                         -------------------
Form 13F Information Table Value Total:              153,582
                                         -------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      --------------------          --------------------
     [Repeat as necessary.]

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
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  Name of Issuer                Title or                    Value    Shares/         Shr/Put/     Investment   Other    Sole Voting
                                 Class           Cusip      (000)    Prin Amnt        Call        Discretion  Managers      Auth
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

KOHLS CORPORATION             Convertible Bond  500255AJ3  12,023   19,084,000  Convertible Bond     sole        N/A     19,084,000
LIBERTY MEDIA CORP            Convertible Bond  530718AB1   9,691   10,000,000  Convertible Bond     sole        N/A     10,000,000
AMGEN INC                     Convertible Bond  031162AE0   9,572   12,500,000  Convertible Bond     sole        N/A     12,500,000
MANDALAY RESORT GROUP         Convertible Bond  562567AJ6   7,956    8,000,000  Convertible Bond     sole        N/A      8,000,000
CLEAR CHANNEL COMMUNICAT      Convertible Bond  184502AB8   7,125    7,125,000  Convertible Bond     sole        N/A      7,125,000
COR THERAPEUTICS              Convertible Bond  217753AG7   5,624    5,050,000  Convertible Bond     sole        N/A      5,050,000
COR THERAPEUTICS              Convertible Bond  217753AD4   4,580    4,150,000  Convertible Bond     sole        N/A      4,150,000
NEUBERGER BERMAN INC          Convertible Bond  641234AC3   4,415    5,000,000  Convertible Bond     sole        N/A      5,000,000
COSTCO WHOLESALE CORP         Convertible Bond  22160QAC6   4,297    6,000,000  Convertible Bond     sole        N/A      6,000,000
COMCAST CORP-SPECIAL CL A       Common Stock    20030N200   3,436      125,000   Common Stock        sole        N/A        125,000
OMNICOM GROUP INC             Convertible Bond  681919AK2   3,250    3,300,000  Convertible Bond     sole        N/A      3,300,000
AMERICAN TOWER CORP           Convertible Bond  029912AD4   3,160    4,000,000  Convertible Bond     sole        N/A      4,000,000
HOUSEHOLD INTL                 Preferred Stock  441815677   3,010      100,000  Preferred Stock      sole        N/A        100,000
ALLEN TELECOM INC               Common Stock    018091108   2,925      300,000   Common Stock        sole        N/A        300,000
JONES APPAREL GROUP           Convertible Bond  480081AD0   2,729    5,000,000  Convertible Bond     sole        N/A      5,000,000
SCIOS INC                     Convertible Bond  808905AB9   2,426    2,000,000  Convertible Bond     sole        N/A      2,000,000
VECTOR GROUP LTD              Convertible Bond  92240MAC2   2,058    2,820,000  Convertible Bond     sole        N/A      2,820,000
PHARMACIA CORP                  Common Stock    71713U102   2,057       47,500   Common Stock        sole        N/A         47,500
OCEAN ENERGY INC                Common Stock    67481E106   2,000      100,000   Common Stock        sole        N/A        100,000
ROYAL CARIBBEAN CRUISES       Convertible Bond  780153AM4   1,983    4,750,000  Convertible Bond     sole        N/A      4,750,000
AMERICAN ELECTRIC POWER         Common Stock    025537101   1,892       82,800   Common Stock        sole        N/A         82,800
FOUR SEASONS HTL              Convertible Bond  35100EAD6   1,872    6,177,000  Convertible Bond     sole        N/A      6,177,000
CONSTELLATION ENERGY GROUP      Common Stock    210371100   1,872       67,500   Common Stock        sole        N/A         67,500
FPL GROUP INC                   Common Stock    302571104   1,839       31,200   Common Stock        sole        N/A         31,200
HORACE MANN EDUCATORS         Convertible Bond  440327AF1   1,806    4,000,000  Convertible Bond     sole        N/A      4,000,000
EXELON CORP                     Common Stock    30161N101   1,800       35,700   Common Stock        sole        N/A         35,700
DOMINION RESOURCES INC/VA       Common Stock    25746U109   1,777       32,100   Common Stock        sole        N/A         32,100
AMEREN CORPORATION              Common Stock    023608102   1,769       45,300   Common Stock        sole        N/A         45,300
NORTEL NETWORKS CORP           Preferred Stock  656568409   1,760           50  Preferred Stock      sole        N/A             50
HANOVER COMPRESS CAP TR        Preferred Stock  41076M302   1,737       52,700  Preferred Stock      sole        N/A         52,700
NY COMMUNITY CAP TRUST V       Preferred Stock  64944P307   1,691       32,952  Preferred Stock      sole        N/A         32,952
AIRBORNE INC                    Common Stock    009269101   1,661       84,700   Common Stock        sole        N/A         84,700
DTE ENERGY COMPANY              Common Stock    233331107   1,654       42,800   Common Stock        sole        N/A         42,800
HUMAN GENOME SCIENCES         Convertible Bond  444903AH1   1,515    2,000,000  Convertible Bond     sole        N/A      2,000,000
ENTERGY CORP                    Common Stock    29364G103   1,445       30,000   Common Stock        sole        N/A         30,000
ALPHARMA INC                  Convertible Bond  020813AB7   1,440    1,500,000  Convertible Bond     sole        N/A      1,500,000
TITAN CAPITAL TRUST            Preferred Stock  888262300   1,433       32,000  Preferred Stock      sole        N/A         32,000
PEGASUS COMMUNICATIONS         Preferred Stock  705904506   1,394       54,350  Preferred Stock      sole        N/A         54,350
AKAMAI TECHNOLOGIES INC       Convertible Bond  00971TAC5   1,385    2,750,000  Convertible Bond     sole        N/A      2,750,000
TOTAL RENAL CARE HLDGS        Convertible Bond  759671AC4   1,329    1,300,000  Convertible Bond     sole        N/A      1,300,000
SIX FLAGS INC                  Preferred Stock  83001P505   1,271       73,700  Preferred Stock      sole        N/A         73,700
PUBLIC SERVICE ENTERPRISE GP    Common Stock    744573106   1,247       34,000   Common Stock        sole        N/A         34,000
PPL CORPORATION                 Common Stock    69351T106   1,196       33,600   Common Stock        sole        N/A         33,600
AETHER SYSTEMS INC            Convertible Bond  00808VAA3   1,135    1,290,000  Convertible Bond     sole        N/A      1,290,000
P G & E CORP                    Common Stock    69331C108   1,130       84,000   Common Stock        sole        N/A         84,000
GENERAL MOTORS-HUGHES ELECTR    Common Stock    370442832   1,120      100,000   Common Stock        sole        N/A        100,000
NEXTEL COMMUNICATIONS          Preferred Stock  65332V863   1,084        2,500  Preferred Stock      sole        N/A          2,500
MEDTRONIC INC                 Convertible Bond  585055AB2   1,046    1,000,000  Convertible Bond     sole        N/A      1,000,000
JO-ANN STORES INC-CL B          Common Stock    47758P208   1,011       56,000   Common Stock        sole        N/A         56,000
AFFILIATED MANAGERS GRP       Convertible Bond  008252AC2    998     1,100,000  Convertible Bond     sole        N/A      1,100,000
AFFILIATED MANAGERS GRP       Convertible Bond  008252AD0    986     1,000,000  Convertible Bond     sole        N/A      1,000,000
INFINITY INC                  Convertible Bond  45663LAC0    974     1,000,000  Convertible Bond     sole        N/A      1,000,000
CKE RESTAURANTS INC           Convertible Bond  12561EAB1    960     1,000,000  Convertible Bond     sole        N/A      1,000,000
PTEK HOLDINGS INC             Convertible Bond  74058FAC6    920     1,000,000  Convertible Bond     sole        N/A      1,000,000
SYMANTEC CORP                   Common Stock    871503108    917        23,400   Common Stock        sole        N/A         23,400
TAUBMAN CENTERS INC             Common Stock    876664103    834        49,000   Common Stock        sole        N/A         49,000
SBS BROADCASTING SA           Convertible Bond  805906AC8    829       850,000  Convertible Bond     sole        N/A        850,000
INTL GAME TECHNOLOGY          Convertible Bond  459902AK8    793     1,300,000  Convertible Bond     sole        N/A      1,300,000
NISOURCE INC-SAILS              Common Stock    65473P600    732       346,800   Common Stock        sole        N/A        346,800
NRG ENERGY INC                 Preferred Stock  629377201    646        76,000  Preferred Stock      sole        N/A         76,000
MCDATA CORPORATION-A            Common Stock    580031201    644        75,000   Common Stock        sole        N/A         75,000
UTSTARCOM INC                 Convertible Bond  918076AA8    544       500,000  Convertible Bond     sole        N/A        500,000
CENDANT CORP                  Convertible Bond  151313AM5    512       500,000  Convertible Bond     sole        N/A        500,000
FORDING CANADIAN COAL TRUST     Common Stock    345425102    486        25,025   Common Stock        sole        N/A         25,025
TRAVELERS PPTY CASUALTY        Preferred Stock  89420G307    472        21,000  Preferred Stock      sole        N/A         21,000
HUMAN GENOME SCIENCES         Convertible Bond  444903AF5    406       500,000  Convertible Bond     sole        N/A        500,000
ROYAL CARIBBEAN CRUISES       Convertible Bond  780153AK8    396     1,000,000  Convertible Bond     sole        N/A      1,000,000
KELLSTROM INDUSTRIES INC      Convertible Bond  488035AE6    356    11,883,000  Convertible Bond     sole        N/A     11,883,000
ATMEL CORP                    Convertible Bond  049513AE4    316     1,000,000  Convertible Bond     sole        N/A       1,000,000
XL CAPITAL LTD                Convertible Bond  98372PAA6    315       500,000  Convertible Bond     sole        N/A        500,000
MANPOWER INC                  Convertible Bond  56418HAC4    301       500,000  Convertible Bond     sole        N/A        500,000
KELLSTROM INDS INC            Convertible Bond  488035AC0    261     8,690,000  Convertible Bond     sole        N/A      8,690,000
TRAVELERS PROP CASUALT-B        Common Stock    89420G406    222        15,700   Common Stock        sole        N/A         15,700
GARTNER INC-CL A                Common Stock    366651107    189        27,200   Common Stock        sole        N/A         27,200
CBRL GROUP INC                Convertible Bond  12489VAB2    180       400,000  Convertible Bond     sole        N/A        400,000
ANIXTER INTL INC              Convertible Bond  035290AC9    159       500,000  Convertible Bond     sole        N/A        500,000
SUNTERRA CORP                   Common Stock    86787D208    142        28,116   Common Stock        sole        N/A         28,116
RIBAPHARM INC                   Common Stock    762537108    130        25,000   Common Stock        sole        N/A         25,000
3M COMPANY                    Convertible Bond  88579YAA9     86       100,000  Convertible Bond     sole        N/A        100,000
ICN PHARMACEUTICALS INC       Convertible Bond  448924AM2     85       100,000  Convertible Bond     sole        N/A        100,000
AMERICAN INTL GROUP           Convertible Bond  026874AP2     64       100,000  Convertible Bond     sole        N/A        100,000
HORACE MANN EDUCATORS         Convertible Bond  440327AG9     45       100,000  Convertible Bond     sole        N/A        100,000
FLEMING COMPANIES INC         Convertible Bond  339130AR7     30     1,750,000  Convertible Bond     sole        N/A      1,750,000
PROGRESS ENERGY INC-CVO         Common Stock    743263AA3     24       200,000   Common Stock        sole        N/A        200,000
BUDGET GROUP CAPITAL TR        Preferred Stock  119001303     -         50,000  Preferred Stock      sole        N/A         50,000
NORTHPOINT COMMUNICATIONS       Common Stock    666610100     -        150,000   Common Stock        sole        N/A        150,000
AMCV CAPITAL TRUST I           Preferred Stock  001648203     -         42,900  Preferred Stock      sole        N/A         42,900
SUNBEAM CORPORATION             Common Stock    867071102     -         25,000   Common Stock        sole        N/A         25,000
SUNBEAM CORP-WTS                   Warrant      867071128     -        132,872      Warrant          sole        N/A        132,872
PSINET INC                     Preferred Stock  74437C309     -        100,000  Preferred Stock      sole        N/A        100,000
WILLIAMS COMM GROUP INC        Preferred Stock  969455401     -         23,400  Preferred Stock      sole        N/A         23,400
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